Assets for Rights-of-Use and Obligations for Lease Contracts - Schedule of Lease Obligations (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets for Rights-of-Use and Obligations for Lease Contracts
Totals	$ 94,575	$ 115,544	$ 151,885